Related Party Transactions - Schedule of Balances with Related Parties (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Balances with Related Parties [Line Items]
Balances with related parties	$ 97,801	$ 60,232
Amounts owed to officers [Member]
Schedule of Balances with Related Parties [Line Items]
Balances with related parties	46,708	29,761
Amounts owed to directors [Member]
Schedule of Balances with Related Parties [Line Items]
Balances with related parties	$ 51,093	$ 30,471